Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 17 – Subsequent Events

Refer to Note 9 to the Unaudited Condensed Consolidated Financial Statements for a description of the amendments to the Note Purchase Agreement since March 31, 2020.

Redemption of Series D Preferred Stock

On June 16, 2020, the Company redeemed 253,000 shares of its Series D Preferred Stock in exchange for $339,174. As of July 2, 2020, the total number of shares of Series D Preferred Stock outstanding was 203,000.

Issuance of Securities in Private Placements

Certain of the common stock issuances noted below remain issuable as of the date of the filing of this Quarterly Report.

Issuance of Common Stock and Warrants for Cash

Between May 11, 2020 and June 8, 2020, the Company entered into Purchase Agreements with certain investors (the “Investors”), pursuant to which the Company sold an aggregate of 3,735,922 shares (the “Purchased Shares”) of the Company’s common stock at a purchase price of $7.00 per share and issued warrants to the Investors covering a total of 3,735,922 shares of the Company’s common stock (the “Warrants”) for an aggregate purchase price of $26,151,454.

On July 2, 2020, the Company entered into a Purchase Agreement with Credit Suisse Capital LLC, pursuant to which the Company sold 2,162,163 shares (the “CS Shares” and together with the Purchased Shares, the “Total Shares”) of the Company’s common stock at a purchase price of $9.25 per share for an aggregate purchase price of $20,000,007.75.

Since March 31, 2020, the Company raised an additional $403,895.00 through issuances of an aggregate of 111,459 shares of its common stock in private placement transactions to several other investors.

Issuance of Common Stock Related to PEC Acquisition

Since March 31, 2020, the Company has issued 1,201,749 shares of its common stock in exchange for 14,222,975 shares of its subsidiary PEC.

Issuance of Convertible Notes and Related Warrants for Cash

Since March 31, 2020, the Company issued convertible notes with a principal balance of approximately $2.1 million. In connection with such notes, the Company issued (i) 55,000 shares of its common stock and (ii) warrants to purchase an aggregate of 55,172 shares of its common stock at an initial exercise price of $9.00 per share.

Issuance of Warrant for Services Rendered

On May 25, 2020, the Company issued to ARETE Wealth Management a warrant to purchase 275,000 shares of the Company’s common stock with an initial exercise price of $5.00 per share.

Stock Option Grants to Executive Officers

On June 8, 2020, the Company granted an options to purchase 850,000 shares of its common stock at an exercise price of $10.435 per share in connection with an employment agreement for the Company’s Chief Financial Officer.

On June 28, 2020, the Company granted an option to purchase 1,203,297 shares of common stock at an exercise price of $11.15 per share in connection with a Letter Agreement by and between the Company and its Executive Chairman.

Note 19 – Subsequent Events

Digital Likeness Development Agreement

On January 25, 2020, the Company entered into an amended Digital Likeness Development Agreement with Floyd Mayweather (the “Amended Agreement”), which supersedes the Agreement dated July 31, 2019 (see Note 6). All terms of the Agreement remain the same except for the following:

●	The Amended Agreement term is from October 22, 2019 through October 22, 2024, unless extended by the parties.

●	In place of the share-based awards with an approximate fair value of $1.0 million, the Company granted options to purchase 280,000 shares of the Company’s common stock. The options have a five year term and expire on October 21, 2024.

Refinance of Nexway AG Debt

On February 17, 2020, FBNK Finance SarL (“the Issuer”) a Luxembourg private limited liability company, a 100% owned subsidiary of the Company, issued EUR 50,000,000 of bonds. There were 5,000 notes with a nominal value EUR 10,000 per note. The bonds were issued at par with 100% redemption price. The maturity date of the bonds is February 15, 2023 and have a 4.5% annual fixed rate of interest. Interest is payable semi-annually on August 15 and February 15th. The majority of the proceeds was used for the redemption of the bonds issued by SAH, HFC and Nexway SAS, affiliates of the Issuer. The bonds are unconditional and unsubordinated obligations of the Issuer.

Common Stock

On February 20, 2020, the Company issued 300,000 shares of its common stock to an officer of the Company at a fair value of $2.7 million, or $9.00 per share.

Material Definitive Agreement

On April 1, 2020, fuboTV Acquisition Corp., a Delaware corporation (“Merger Sub”) and a wholly-owned subsidiary of FaceBank Group, Inc. (“FaceBank” or the “Company”) merged with and into fuboTV Inc., a Delaware corporation (“fuboTV”) whereby fuboTV continued as the surviving corporation and became a wholly-owned subsidiary of FaceBank pursuant to the terms of the Agreement and Plan of Merger and Reorganization dated as of March 19, 2020 (the “Merger Agreement”) by and among FaceBank, Merger Sub and fuboTV.

In accordance with the terms of the Merger Agreement, at the effective time of the Merger (the “Effective Time”) all of the capital stock of fuboTV was converted into the right to receive shares of a newly created class of Series AA Convertible Preferred Stock of FaceBank, par value $0.0001 per share (the “Series AA Preferred Stock”). The aggregate number of FaceBank common stock equivalent shares to be issued to fuboTV shareholders as a result of the Merger is 32,324,362 shares of Series AA Preferred Stock, each of which is convertible into two (2) shares of FaceBank common stock, par value $0.0001 per share (“FaceBank Common Stock”), for a total of 72,699,824 shares of FaceBank Common Stock on an as-converted basis. In addition, at the Effective Time, each outstanding option to purchase shares of common stock of fuboTV was assumed by FaceBank and converted into an option to acquire FaceBank Common Stock. The aggregate number of options to acquire FaceBank Common Stock as a result of the foregoing is 8,051,098, which are exercisable at a weighted average price of $1.32 per share. Each share of Series AA Preferred Stock is entitled to 0.8 votes per preferred share, and is convertible into two (2) shares of FaceBank Common Stock, only in connection with a bona fide transfer to a third party. The Series AA Preferred stock will benefit from certain protective provisions which, among others, require FaceBank to obtain the approval of a majority of the shares of outstanding Series AA Preferred Stock, voting as a separate class before undertaking certain actions. The effect of the Merger and the terms of the Series AA Preferred Stock is to initially establish an approximate two-thirds majority ownership of FaceBank on a common equivalent basis for the pre-Merger fuboTV shareholders while preserving a majority voting interest for the pre-Merger FaceBank shareholders.

In connection with the closing of the Merger, the Board of Directors of FaceBank approved the establishment of the FaceBank 2020 Equity Incentive Plan (the “Plan”). Pursuant to the Merger Agreement, FaceBank created an incentive option pool of 12,116,646 shares of FaceBank Common Stock under the Plan.

Pursuant to the Merger Agreement the parties agreed that at the Effective Time the Board of Directors of FaceBank would be expanded to seven (7) members comprised of (i) John Textor, (ii) David Gandler, (iii) three (3) members to be selected by FaceBank and (iv) two (2) members to be selected by fuboTV. Pursuant to the Merger Agreement, the parties also agreed that immediately following the Effective Time, the Chief Executive Officer of FaceBank would be David Gandler, and the executive chairman of the Board of Directors of FaceBank would be John Textor. Pursuant to the Merger Agreement, the parties also agreed that, as promptly as reasonably practicable following the closing date of the Merger, FaceBank will create an incentive option pool in an aggregate amount equal to ten percent (10%) of the Fully Diluted FaceBank Shares (as defined in the Merger Agreement) that are outstanding as of the date of the creation of such pool.

In connection with execution and delivery of the Merger Agreement, each of the officers and directors of fuboTV and certain other shareholders of fuboTV, and certain shareholders of the Company executed and delivered lock-up agreements, with a term commencing at the Effective Time and continuing for a period of 180 days after the closing date of the Merger, with respect to the shares of the Company owned by them or to be acquired by them in the Merger, as applicable.

The Merger, the Merger Agreement and the transactions contemplated by the Merger Agreement were unanimously approved by the respective Boards of Directors of the Company and Merger Sub, by the Company, as sole shareholder of Merger Sub and by the Board of Directors of fuboTV and the required shareholders of fuboTV.

Immediately following the execution and delivery of the Merger Agreement, FaceBank and fuboTV entered into a Loan and Security Agreement dated as of March 19, 2020 (the “Signing Date Loan Agreement”) whereby FaceBank advanced to fuboTV a junior secured term loan in the aggregate principal amount of $10,000,000 (the “Signing Date Loan”) on the terms set forth in the Signing Date Loan Agreement. Interest on the Signing Date Loan accrues at a rate of 11% per annum. Interest is payable in arrears on the first business day of each calendar month commencing with the calendar month beginning on April 1, 2020. The maturity date for the Signing Date Loan was May 1, 2020; provided, that if the Merger was consummated on or prior to May 1, 2020, the maturity date would be automatically extended to June 27, 2020. Pursuant to the Signing Date Loan Agreement, fuboTV granted to FaceBank a junior security interest in substantially all of its assets as security for the payment of all obligations under the Signing Date Loan Agreement, the Signing Date Loan and the other transaction documents executed in connection therewith. The Signing Date Loan and the other obligations under the Signing Date Loan Agreement are subordinated to fuboTV’s existing secured indebtedness to AMC Networks Ventures.

On April 1, 2020, Merger Sub merged with and into fuboTV whereby fuboTV continued as the surviving corporation and became a wholly-owned subsidiary of FaceBank pursuant to the terms of the Merger Agreement.

In accordance with the terms of the Merger Agreement, at the effective time of the Merger (the “Effective Time”) all of the capital stock of fuboTV was converted into the right to receive shares of a newly created class of Series AA Convertible Preferred Stock of FaceBank, par value $0.0001 per share (the “Series AA Preferred Stock”). The aggregate number of FaceBank common stock equivalent shares to be issued to fuboTV shareholders as a result of the Merger was 32,324,362 shares of Series AA Preferred Stock, each of which is convertible into two (2) shares of FaceBank common stock, par value $0.0001 per share (“FaceBank Common Stock”), for a total of 64,648,726 shares of FaceBank Common Stock on an as-converted basis. In addition, at the Effective Time, each outstanding option to purchase shares of common stock of fuboTV was assumed by FaceBank and converted into an option to acquire FaceBank Common Stock. The aggregate number of options to acquire FaceBank Common Stock as a result of the foregoing is 8,051,098, which are exercisable at a weighted average price of $1.32 per share.

Each share of Series AA Preferred Stock is entitled to 0.8 votes per preferred share, and is convertible into two (2) shares of FaceBank Common Stock, only in connection with a bona fide transfer to a third party. The Series AA Preferred stock will benefit from certain protective provisions which, among others, require FaceBank to obtain the approval of a majority of the shares of outstanding Series AA Preferred Stock, voting as a separate class before undertaking certain actions. The effect of the Merger and the terms of the Series AA Preferred Stock is to initially establish an approximate two-thirds majority ownership of FaceBank on a common equivalent basis for the pre-Merger fuboTV shareholders while preserving a majority voting interest for the pre-Merger FaceBank shareholders.

In connection with the closing of the Merger, the Board of Directors of FaceBank approved the establishment of the FaceBank 2020 Equity Incentive Plan (the “Plan”). Pursuant to the Merger Agreement, FaceBank created an incentive option pool of 12,116,646 shares of FaceBank Common Stock under the Plan

fuboTV was incorporated in Delaware in 2015. Since its founding in 2015 as a soccer streaming service, fuboTV has evolved into a live TV streaming service for cord-cutters, with top Nielsen-ranked sports, news and entertainment channels.

Preferred Stock Designations

On March 20, 2020, FaceBank amended its Articles of Incorporation to withdraw, cancel and terminate the previously filed (i) Certificate of with respect to 5,000,000 shares of its Series A Preferred Stock, par value $0.0001 per share, (ii) Certificate of Designation with respect to 1,000,000 shares of its Series B Preferred Stock, par value $0.0001 per share, (iii) Certificate of Designation with respect to 41,000,000 shares of its Series S Preferred Stock, par value $0.0001 per share and (iv) Certificate of Designation with respect to 1,000,000 shares of its Series X Preferred Stock, par value $0.0001 per share. Upon the withdrawal, cancelation and termination of such designations, all shares previously designated as Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series X Preferred Stock were returned to the status of authorized but undesignated shares of Preferred Stock, par value $0.0001 per share of FaceBank (the “Termination of Prior Designations Amendment”).

On March 20, 2020, FaceBank filed an amendment to its Articles of Incorporation to designate 35,800,000 of its authorized preferred stock as “Series AA Convertible Preferred Stock” pursuant to a Certificate of Designation of Series AA Convertible Preferred Stock (the “Series AA Preferred Stock Certificate of Designation”). The Series AA Preferred Stock has no liquidation preference. The Series AA Preferred Stock is entitled to receive dividends and other distributions as and when paid on the Common Stock on an as converted basis. Each share of Series AA Preferred Stock is initially convertible into two shares of Common Stock, subject to adjustment as provided in the Certificate of Designation with respect to the Series AA Preferred Stock and shall only be convertible immediately following the sale of such shares on an arms’-length basis either pursuant to an exemption from registration under Rule 144 promulgated under the Securities Act or pursuant to an effective registration statement under the Securities Act. Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate”) on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding. The Voting Rate shall be subject to adjustment in the event of stock splits, stock combinations, recapitalizations reclassifications, extraordinary distributions and similar events.

Credit and Security Agreement

The Company and HLEE Finance S.a.r.l. (“HLEEF”) entered into a Credit Agreement dated as of March 11, 2020 (the “Credit Agreement”) pursuant to which HLEEF agreed to extend a revolving credit facility to the Company in an aggregate principal amount of up to $100,000,000. The loans under the revolving credit facility are available in four Tranches, subject to certain conditions precedent as follows:

(i) Tranche I Loans: HLEEF shall make loans (“Tranche I Loans”) aggregating up to $10,000,000 on the later of (A) the closing date of the Merger and (B) April 1, 2020. Tranche I Loans may be prepaid and repaid without penalty and to the extent repaid, re-borrowed, subject to the terms of the Credit Agreement;

(ii) Tranche II Loans: HLEEF shall make loans (“Tranche II Loans”) aggregating up to $10,000,000 on the later of (A) May 1, 2020 and (B) the date on which FaceBank shall have submitted a formal application, based on its good faith belief that it is qualified, to obtain approval from either Nasdaq or The New York Stock Exchange for FaceBank’s Common Stock to be listed publicly for trading on such stock exchange. Tranche II Loans may be prepaid and repaid without penalty and to the extent repaid, re-borrowed, subject to the terms of the Credit Agreement ;

(iii) Tranche III Loans: HLEEF shall make loans (“Tranche III Loans”) aggregating up to $10,000,000 on the later of (A) June 1, 2020 and (B) the date on which FaceBank shall have received approval from either Nasdaq or The New York Stock Exchange for FaceBank’s Common Stock to be listed publicly for trading on such stock exchange. Tranche III Loans may be prepaid and repaid without penalty and to the extent repaid, re-borrowed, subject to the terms of the Credit Agreement.

(iv) Tranche IV Loans: HLEEF shall make loans (“Tranche IV Loans”) aggregating up to $70,000,000 on the later of (A) July 1, 2020 and (B) the date on which all conditions precedent to the making of the Tranche I, Tranche II and Tranche III Loans have occurred and the Tranche III Loan shall have been fully advanced by HLEEF; provided, however, that FaceBank may not receive Tranche IV Loans totaling more than $10,000,000 in a single calendar month or during any 30-day period.

The interest rate on all Tranche I, Tranche II, Tranche III and Tranche IV loans shall be equal to 10% per annum. The maturity date of all amounts outstanding under the Credit Agreement is March 11, 2022.

The Credit Agreement contains certain restrictions on the ability of FaceBank to incur or permit indebtedness in excess of $50,000,000, subject to certain exceptions, to make loans in excess of $250,000 to directors or officers of FaceBank or to any subsidiary other than fuboTV and to declare and pay any distributions, subject to certain exceptions.

In connection with the Credit Agreement, FaceBank entered into a Security Agreement with HLEEF dated March 11, 2020 (the “HLEEF Security Agreement”) pursuant to which FaceBank granted to HLEEF as security for the prompt and complete payment and performance of all of the obligations under the Credit Agreement and the related promissory note, a security interest in all substantially all assets of FaceBank.

Note Purchase Agreement

On March 19, 2020, FaceBank, Merger Sub, Evolution AI Corporation (“Evolution”) and Pulse Evolution Corporation (“Pulse” and collectively with Evolution, Merger Sub and FaceBank, the “Borrower”) and FB Loan Series I, LLC (“FB Loan”) entered into a Note Purchase Agreement dated as of March 19, 2020 (the “Note Purchase Agreement”) pursuant to which Borrower sold to FB Loan senior secured promissory notes in an aggregate principal amount of $10,050,000 (the “Senior Note”). The Company received proceeds in cash of $7.5 million and the remainder was original issue discount.

Interest on the Senior Note shall accrue until full and final repayment of the principal amount of the Senior Note at a rate of fifteen percent (15%) per annum. On the first business day of each calendar month in which the Senior Note is outstanding, beginning on April 1, 2020, Borrower shall pay in arrears in cash to FB Loan accrued interest on the outstanding principal amount of the Senior Note. The maturity date of the Senior Note is July 17, 2020. The Borrower may prepay or redeem the Senior Note in whole or in part without penalty or premium.

Amendment to Note Purchase Agreement

On April 21, 2020, the Company entered into an amendment (the “Amendment”) to the Note Purchase Agreement, dated as of March 19, 2020 (the “Note Purchase Agreement”), by and among FaceBank, fuboTV Inc., a Delaware corporation (f/k/a FuboTV Acquisition Corp.) (“fuboTV”), Evolution AI Corporation (“Evolution”), a Florida corporation, Pulse Evolution Corporation, a Nevada corporation (“Pulse”, and collectively with FaceBank, fuboTV and Evolution, the “Borrower”), and FB Loan Series I, LLC (“FB Loan”), a Delaware limited liability company.

Pursuant to the Note Purchase Agreement, the Borrower agreed, among other things that (i) FaceBank shall file a registration statement with the U.S. Securities and Exchange Commission (the “Commission”) regarding the purchase and sale of 784,617 shares (the “Shares”) of FaceBank’s common stock, par value $0.0001 per share (the “Common Stock”) and any shares of capital stock issuable upon exercise of a warrant to purchase 3,269,231 shares of Common Stock (the “Warrant Shares”); and (ii) FaceBank shall have filed an application to list FaceBank’s Common Stock for trading on the NASDAQ exchange, on or before the date that is thirty (30) days following the closing date of the Note Purchase Agreement. Pursuant to the Amendment, the covenants set forth in (i) and (ii) above were replaced with the following:

(i) If FaceBank decides to register any of its securities either for its own account or the account of a security holder or holders on any registration form (other than Form S-4 or S-8), FaceBank shall include in such registration all of the Shares and the Warrant Shares (collectively, the “Registrable Securities” and such registration of the Registrable Securities, a “Piggyback Registration”); provided, however, that if a Piggyback Registration does not occur on or prior to May 25, 2020, FaceBank shall file a registration statement with the Commission to register the Registrable Securities and to permit or facilitate the sale and distribution of the Registrable Securities on or prior to May 25, 2020; and

(ii) FaceBank shall have initiated the process to list its capital stock for trading on a national exchange (e.g., NYSE or Nasdaq) on or before the date that is thirty (30) days following March 19, 2020.

Purchase Agreement

On May 11, 2020, the Company entered into Purchase Agreements (the “Purchase Agreements”) with certain investors (the “Investors”), pursuant to which the Company sold an aggregate of 1,058,435 shares (the “Purchased Shares”) of the Company’s common stock at a purchase price of $7.00 per share (the “Purchase Price”), which is based on 0.8 of the rounded 30-day trailing volume-weighted average price within three business days of the signing of the Purchase Agreements, for an aggregate of $7,409,045.00. In connection with the Purchase Agreements, the Company issued warrants to purchase the Company’s common stock, each with an exercise price equal to the Purchase Price (the “Warrants”), to the Investors to purchase, in the aggregate, 1,058,435 shares of the Company’s common stock. There were no underwriting discounts or commissions.

Waivers

On May 11, 2020, certain holders of the Series AA Convertible Preferred Stock (the “Acting Shareholders”) of the Company, acting by written consent pursuant to Section 607.0704 of the Florida Business Corporation Act, approved a waiver of certain anti-dilution rights under the Certificate of Designation of Series AA Convertible Preferred Stock of the Company in connection with the sale and issuance of the Purchased Shares and the Warrants. As of such date, the Acting Shareholders collectively held 16,270,570 shares, or 50.34%, of the Company’s outstanding shares of Series AA Convertible Preferred Stock.

On May 21, 2020, certain holders of the Company’s Series AA Convertible Preferred Stock (the “Acting Shareholders”), acting by written consent pursuant to Section 607.0704 of the Florida Business Corporation Act, approved a waiver of certain anti-dilution rights under the Certificate of Designation of Series AA Convertible Preferred Stock of the Company in connection with the sale and issuance of an aggregate of up to 3,227,280 shares of the Company’s common stock and warrants to purchase an aggregate of up to 3,227,280 shares of the Company’s common stock in an unregistered offering. As of such date, the Acting Shareholders collectively held 17,315,836 shares, or 53.57%, of the Company’s outstanding shares of Series AA Convertible Preferred Stock.

Senior Note Prepayment and Second Amendment to Note Purchase Agreement

On May 28, 2020, the Borrower delivered to FB Loan $7,500,000 in partial repayment of the Senior Note. Also on May 28, 2020, the parties to the Note Purchase Agreement, as amended, entered into a Consent and Second Amendment to Note Purchase Agreement (the “Second Amendment”). Pursuant to the terms of the Second Amendment:

(i)	FB Loan consented to the May 11, 2020 sale by the Company of capital stock for aggregate consideration in the amount of $7,409,045;
(ii)	The provision requiring that following receipt by any loan party or any subsidiary of proceeds of any financing, the Borrower must prepay the Senior Note in an amount equal to 100% of the cash proceeds of such financing, was removed; and
(iii)	The date by which the Company must file a registration statement to register the Shares and the Warrant Shares was extended from May 25, 2020 to July 1, 2020.

Other Subsequent Share Issuances

From January 1, 2020 through May 29, 2020, the Company issued shares of its common stock consisting of, 1,309,789 shares issued to advisors in connection with its FuboTV merger, 2,385,428 shares in private placement transactions, and 518,582 shares in connection with its subsidiary share exchange agreement with PEC.